CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Expenses
General and administrative	$ 2,409,050	$ 3,041,374	$ 5,494,115	$ 7,682,760
External research and development fees	392,227	495,223	1,405,747	2,692,770
Share-based payments	624,473	996,194	1,529,979	2,137,050
Depreciation and amortization	129,310	145,336	385,114	416,409
Total operating expenses	3,555,060	4,678,127	8,814,955	12,928,989
Loss from operations	(3,555,060)	(4,678,127)	(8,814,955)	(12,928,989)
Interest expense (income)	(17,623)	(100,420)	33,983	(258,369)
Other income	(20,446)	(6,202)	(60,532)	(1,949,218)
Finance expense, net	24,149	91,570	131,535	230,700
Accretion expense	223,640	13,505	348,986	460,564
(Gain) loss on settlement of debt	2,085	(11,250)	(414,854)	(86,113)
Loss (gain) in fair value of derivative liabilities and warrant liability	(280,934)	1,251,276	9,045,340	13,401,644
Unrealized (gain) on change in fair value of digital assets	(2,795,502)	(636,574)	(644,195)	(831,372)
Realized (gain) on sale of digital assets	(230,541)	(386,124)	(234,852)	(490,137)
Realized (gain) on sale of investments	0	0	(21)	0
Unrealized loss (gain) in fair value of investments	8,571	(146,308)	294,614	(152,880)
Realized loss on sale of finance receivables	5,820	0	5,820	0
Net loss	(474,279)	(4,747,600)	(17,320,779)	(23,253,808)
Other comprehensive loss
Exchange gain on translation of foreign operations	(131,133)	145,299	47,129	225,351
Comprehensive loss	(605,412)	(4,602,301)	(17,273,650)	(23,028,457)
Net loss attributable to:
Equity owners of the Company	(297,088)	(5,319,029)	(17,110,354)	(23,148,819)
Non-controlling interests	(177,191)	571,429	(210,425)	(104,989)
Net loss	$ (474,279)	$ (4,747,600)	$ (17,320,779)	$ (23,253,808)
Net (loss) per share
Basic - continuing operations (in Dollars per share)	$ (0.06)	$ (1.25)	$ (2.71)	$ (7.49)
Diluted - continuing operations (in Dollars per share)	$ (0.06)	$ (1.25)	$ (2.71)	$ (7.49)
Weighted average number of shares outstanding – basic (in Shares)	7,981,356	3,801,151	6,386,800	3,103,901
Weighted average number of shares outstanding – diluted (in Shares)	7,981,356	3,801,151	6,386,800	3,103,901